Offerings	May 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Labcorp Holdings Inc. 2025 Omnibus Incentive Plan (Common Stock, par value $0.10 per share)
Amount Registered | shares	3,030,271
Proposed Maximum Offering Price per Unit	241.28
Maximum Aggregate Offering Price	$ 731,143,786.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 111,938.11
Offering Note
(1)
Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the common stock, par value $0.10 per share, of Labcorp Holdings Inc. (“Common Stock”) as reported on the New York Stock Exchange on May 23, 2025, within five business days prior to filing.

(2)
This registration statement covers a total of 5,530,271 shares of Common Stock reserved for issuance under the Labcorp Holdings Inc. 2025 Omnibus Incentive Plan and the Labcorp Holdings Inc. 2025 Employee Stock Purchase Plan (collectively, the “Plans”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued under the Plans by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Labcorp Holdings Inc. 2025 Employee Stock Purchase Plan (Common Stock, par value $0.10 per share)
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	241.28
Maximum Aggregate Offering Price	$ 603,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 92,349.92
Offering Note
(1)
Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the common stock, par value $0.10 per share, of Labcorp Holdings Inc. (“Common Stock”) as reported on the New York Stock Exchange on May 23, 2025, within five business days prior to filing.

(2)
This registration statement covers a total of 5,530,271 shares of Common Stock reserved for issuance under the Labcorp Holdings Inc. 2025 Omnibus Incentive Plan and the Labcorp Holdings Inc. 2025 Employee Stock Purchase Plan (collectively, the “Plans”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued under the Plans by reason of any stock dividend, stock split, recapitalization or other similar transaction.